Trade and other payables (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Trade and other payables.
Trade and other payables	€ 18,457	€ 48,033
Amount of decrease in trade and other payables	€ 29,576